Contingent Liabilities (Details Textual) - 12 months ended Dec. 31, 2017 ₪ in Thousands, $ in Billions	ILS (₪)	USD ($)
Disclosure of detailed information about business combination [line items]
Claims	₪ 571
Legally distributed value	113,000
Bezeq Group Companies [Member]
Disclosure of detailed information about business combination [line items]
Claims	6,400,000
Additional exposure of claims	4,000,000
Payment of damages	2,000,000
Dividend paid with interest	₪ 2,000,000
Exposure of claims | $		$ 1.2
Description of plaintiff estimates	Plaintiff estimates at NIS 1.1 billion or NIS 2 billion
Bezeq Group Companies [Member] | Claims by enterprises and companies [Member]
Disclosure of detailed information about business combination [line items]
Payment of damages	₪ 1,110,000
Bezeq and officers of Bezeq [Member]
Disclosure of detailed information about business combination [line items]
Paid taxes	₪ 462,000